INCOME TAXES	12 Months Ended
Jun. 30, 2014
INCOME TAXES [Abstract]
INCOME TAXES
19.	INCOME TAXES

The provision for income taxes consists of:

	2014	2013	2012
	(Dollars in Thousands)
Currently payable:
Federal	$332	$284	$575
State	70	6	76

	402	290	651
Deferred	71	252	251

Total	$473	$542	$902

In addition to income taxes applicable to income before taxes in the Consolidated Statement of Income, the following income tax amounts were recorded to stockholders' equity during the years ended June 30:

	2014	2013	2012

	(Dollars in Thousands)
Net unrealized gain on securities available for sale	$(27)	$(47)	$4
Net non-credit losses on securities with OTTI	(139)	(285)	(232)

	$(166)	$(332)	$(228)

The following temporary differences gave rise to the net deferred tax assets at June 30:

	2014	2013
	(Dollars in Thousands)
Deferred tax assets:
Allowance for loan losses	$83	$108
Deferred compensation	89	87
Reserve for uncollected interest	12	62
Reserve for off-balance sheet commitments	16	17
OTTI other impairment	284	423
OTTI credit impairment	103	115
Other	103	82

Total gross deferred tax assets	690	894

Deferred tax liabilities:
Net unrealized gain on securities available for sale	67	41
Deferred origination fees, net	81	81
Depreciation reserve	28	23
Other	2	1

Total gross deferred tax liabilities	178	146

Net deferred tax assets	$512	$748

No valuation allowance was established at June 30, 2014 and 2013, in view of the Company's ability to carryback to taxes paid in previous years, future anticipated taxable income, which is evidenced by the Company's earnings potential, and deferred tax liabilities at June 30.

The Company and its subsidiary file a consolidated federal income tax return. Prior to 1996, the Savings Bank was permitted under the Internal Revenue Code to establish a tax reserve for bad debts, and to make annual additions within specified limitations which may have been deducted in arriving at its taxable income. Subsequent to 1995, the Savings Bank's bad debt deduction may be computed using an amount based on its actual loss experience (the "experience method").

U.S. generally accepted accounting principles prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Benefits from tax positions should be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent financial reporting period in which that threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met.

There is currently no liability for uncertain tax positions and no known unrecognized tax benefits. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the Consolidated Statement of Income. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2009.

The following is a reconciliation between the actual provision for income taxes and the amount of income taxes which would have been provided at federal statutory rates for the years ended June 30:

	2014		2013		2012
	Amount	% of Pretax Income	Amount	% of Pretax Income	Amount	% of Pretax Income

	(Dollars in Thousands)

Provision at statutory rate	$474	34.0%	$551	34.0%	$783	34.0%
State income tax, net of federal tax benefit	46	3.3	4	0.2	50	2.2
Tax exempt income	(2)	(0.1)	(2)	(0.1)	(31)	(1.3)
Other, net	(45)	(3.3)	(11)	(0.7)	100	4.3

Actual tax expense and effective rate	$473	34.0%	$542	33.4%	$902	39.1%

The Savings Bank is subject to the Pennsylvania Mutual Thrift Institutions Tax, which is calculated at 11.5 percent of earnings.

Prior to the enactment of the Small Business Job Protection Act, the Company accumulated approximately $3.9 million of retained earnings, which represent allocations of income to bad debt deductions for tax purposes only. Since there is no amount that represents the accumulated bad debt reserves subsequent to 1987, no provision for federal income tax has been made for such amount. If any portion of this amount is used other than to absorb loan losses (which is not anticipated), the amount will be subject to federal income tax at the current corporate rate.